Leases (Details) - Schedule of supplemental information and non-cash activities related to operating and finance lease $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 1,966
Operating cash flows from finance leases	520
Financing cash flows from finance leases	1,410
Total	3,896
Lease liabilities arising from new right-of-use assets
Operating leases	$ 11,906
Operating leases	6 years 2 months 12 days
Finance leases	5 years
Weighted average discount rate
Operating leases	15.60%
Finance leases	5.70%